Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	March 31,	December 31,
	2026	2025
Office equipment	$5	$5
Computers	120	115
Furniture and fixtures	26	26
Leasehold improvements	7	7
	158	153
Less: Accumulated depreciation	(41)	(27)
Property, plant and equipment, net	$117	$126

For the three months ended March 31, 2026 and 2025, depreciation expense was $14 and $0, respectively.

NOTE 6- PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31,
	2025	2024
Office equipment	$4,313	$-
Computers	114,946	-
Furniture and fixtures	26,176	-
Leasehold improvements	7,373	-
	152,807	-
Less: Accumulated depreciation	(26,753)	-
Property, plant and equipment, net	$126,054	$-

For the years ended December 31, 2025 and 2024, depreciation expense was $26,753 and $0, respectively.